Shares of the Parent Company (Details)			12 Months Ended
	May 21, 2019 shares	May 30, 2018 shares	Dec. 31, 2019 EUR (€) item shares	Dec. 31, 2018 EUR (€)	Dec. 02, 2015 shares
Shares of the Parent Company
Number of share classes | item			1
Number of votes per share | item			1
Share capital | €			€ 245,896,461.96	€ 246,000,000
Shares held by Group companies			34,954,869
Shares held by Group companies (as a percent)			0.60%
Number of shares authorized for issue	550,000,000	550,000,000			2,100,000,000
Treasury shares issued (in shares)			12,396,097
Repurchase of shares authorized (in shares)	550,000,000	550,000,000
Percentage of shares repurchased	10.00%	10.00%
Equity holders of the parent
Shares of the Parent Company
Number of shares issued			5,640,536,159
Stock Option
Shares of the Parent Company
Shares issued for share-based payment			23,000
Other than Stock Option
Shares of the Parent Company
Shares issued for share-based payment			4,568,000